OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other receivables

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Financial assets
Deposits	3	—	—
Others	—	—	—
	3	—	—

Staff advance	12	—	—
Others	3	32	4
	15	32	4

Impairment allowance	—	—	—

Total	18	32	4

Schedule of movements in the loss allowance for other receivables

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Beginning of the year	2,984	—	—
Provision for expected credit losses, net	6,003	—	—
Disposal of PSTT	(8,987)	—	—

End of the year	—	—	—